Share Capital and Additional Paid in Capital Authorized - Additional Information (Details) - USD ($)	2 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Feb. 28, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Common stock shares authorized		200,000,000						200,000,000		200,000,000	200,000,000
Common stock par value		$ 0.001						$ 0.001		$ 0.001	$ 0.001
Voting common shares outstanding		39,327,664						39,327,664		32,668,320	26,044,933
Proceeds on issuance of shares								$ 1,594,353	$ 644,251	$ 802,325	$ 19,032,172
Purchase warrant excercised			227,630	2,499,453		1,078,470	20,700			1,110,510	6,016,654
Stock options granted		0			0			0	0	0	0
Maximum number of Voting Shares issuable pursuant to share-based payment arrangements		9,400,000						9,400,000		5,460,000
Share-based payments expense		$ 569,057			$ 69,724			$ 1,677,594	$ 795,334	$ 1,386,533	$ 1,254,413
Purchase Warrants
Shares issued during period											541,776
Proceeds on issuance of shares											$ 274,496
Purchase warrant excercised											541,776
Global USA Shareholders Purchase Warrant
Shares issued during period											5,524,878
Proceeds on issuance of shares											$ 4,090,155
Purchase warrant excercised											5,524,878
Common Stock
Shares issued during period											15,601,830
Common Stock | Purchase Warrants
Shares issued during period	279,900									1,110,510
Proceeds on issuance of shares	$ 248,246									$ 534,632
Purchase warrant excercised										1,110,510
Class A
Non-voting shares outstanding		5,537,313						5,537,313		5,537,313	5,537,313
Class B
Non-voting shares outstanding		12,972,708						12,972,708		15,234,849	19,655,630
Employee Stock Purchase Plan
Shares issued during period										460,809
Proceeds on issuance of shares										$ 246,945
Private Placement One | Common Stock
Shares issued during period											8,064,517
Proceeds on issuance of shares											$ 4,569,689
Private Placement Two | Common Stock
Shares issued during period											2,000,000
Private Placement Two | Class A | Common Stock
Shares issued during period											5,537,313
Proceeds on issuance of shares											$ 9,999,999
RSUs
Shares issued during period											240,000
Issuance of common stock		324,157	467,500	400,542	10,000					651,336	240,000
Share-based payments expense										$ 1,386,533	$ 1,254,413
RSUs | Common Stock
Shares issued during period	166,752									547,954
Issuance of common stock	166,752									547,954
Stock Options
Proceeds on issuance of shares											97,833
Share based compensation not yet recognized		$ 3,396,927						$ 3,396,927		$ 2,308,928	$ 2,497,445
Share based compensation not yet recognized, weighted average period								2 years 21 days		1 year 10 months 24 days	1 year 10 months 6 days
Options expiry period								10 years		10 years
Stock Options | Common Stock
Shares issued during period	150,000									83,333	391,332
Proceeds on issuance of shares	$ 70,500									$ 20,833